Line of Credit	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Line of Credit Facility [Abstract]
Line of Credit

Note 3 - Line of Credit

The Company has a $1,250,000 line of credit at March 31, 2020 and June 30, 2019 bearing interest at prime plus 0.5% (3.75% at March 31, 2020 and 6.00% at June 30, 2019) which expires on August 12, 2020.  The line of credit is collateralized by certain real estate owned by a family member of a stockholder, 850,000 shares of the Company's common stock owned by two stockholders, personal guarantees of two stockholders, and a key man life insurance policy. A minimum average bank balance of $50,000 is required as part of the line of credit agreement. A 20% curtailment payment is required during the period from December 12, 2020 to May 12, 2020.  The outstanding balance was $1,236,598 and $1,230,550 at March 31, 2020 and June 30, 2019, respectively.

Note 3 - Line of Credit

The Company has a $1,250,000 line of credit at June 30, 2019 bearing interest at prime plus 0.05% (6.0% at June 30, 2019) which expires December 2019. The current terms of the line of credit were renegotiated from maximum borrowings of $750,000 at June 30, 2018 with interest at prime plus 1% (5.5% as of June 30, 2018). The line of credit is collateralized by certain real estate owned by a family member of a stockholder, 850,000 shares of the Company's common stock owned by two stockholders, personal guarantees of two stockholders, and a key man life insurance policy. A minimum average bank balance of $50,000 is required as part of the line of credit agreement. In addition, a 20% curtailment of the outstanding balance may occur during 2019. The outstanding balance was $1,230,550 and $547,603 at June 30, 2019 and 2018, respectively.